Property, Plant and Equipment - Summary of maturity analysis of operating lease payments receivable (Detail) - Operating Lease Agreement [Member] $ in Millions	Dec. 31, 2019 TWD ($)
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables	$ 52.4
Year 1 [member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables	18.4
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables	17.0
Year 3 [member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables [Line Items]
Operating Lease Payment Receivables	$ 17.0